Subordinated liabilities	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Subordinated liabilities	29Subordinated liabilities

HSBC’s subordinated liabilities
	2025	2024
	$m	$m
At amortised cost	28,406	25,958
– subordinated liabilities	27,467	25,080
– preferred securities	939	878
Designated at fair value (Note 25)	9,175	9,317
– subordinated liabilities	9,175	9,317
At 31 Dec	37,581	35,275
Issued by HSBC subsidiaries	2,978	3,144
Issued by HSBC Holdings	34,603	32,131
Subordinated liabilities rank behind senior obligations and generally count towards the capital base of HSBC. Capital securities may be called and redeemed by HSBC subject to prior notification to the PRA and, where relevant, the consent of the local banking regulator. If not redeemed at the first call date, coupons payable may reset or become floating rate based on relevant market rates. On subordinated liabilities other than floating rate notes, interest is payable at fixed rates of up to 8.201%.
The balance sheet amounts disclosed in the following table are presented on an IFRS basis and do not reflect the amount that the instruments contribute to regulatory capital, principally due to regulatory amortisation and regulatory eligibility limits.

HSBC’s subordinated liabilities: subsidiaries
	2025	2024
	$m	$m
Additional tier 1 capital securities issued by HSBC subsidiaries	819	732
Tier 2 securities issued by HSBC subsidiaries
– Tier 2 securities issued by HSBC Bank plc	497	715
– Tier 2 securities issued by HSBC Bank USA Inc	224	223
– Tier 2 securities issued by HSBC Bank USA N.A.	1,438	1,431
Securities issued by other HSBC subsidiaries	—	43
Subordinated liabilities issued by HSBC subsidiaries at 31 Dec	2,978	3,144

HSBC Holdings’ subordinated liabilities
	2025	2024
	$m	$m
At amortised cost	26,114	23,548
Designated at fair value (Note 25)	8,220	8,314
At 31 Dec[1]	34,334	31,862
1This includes Tier 2 securities.
Guaranteed by HSBC Bank plc
Capital securities guaranteed by HSBC Bank plc were issued by a Jersey limited partnership. The proceeds of these were lent to the guarantor by the limited partnership in the form of subordinated notes. These capital securities qualified as additional tier 1 capital for HSBC and HSBC Bank plc
(on a solo and a consolidated basis) under CRR II until 31 December 2021 by virtue of the grandfathering provision. Since 31 December 2021, these securities have no longer qualified as regulatory capital for HSBC or HSBC Bank plc.
As at 31 December 2025 the preferred securities are intended to provide investors with rights to income and capital distributions, as well as distributions upon liquidation of the issuer that are equivalent to the rights that they would have had if they had purchased non-cumulative perpetual preference shares of the issuer. There are limitations on the payment of distributions if such payments are prohibited under UK banking regulations or other requirements, if a payment would cause a breach of HSBC Bank plc’s capital adequacy requirements, or if HSBC Bank plc has insufficient distributable reserves (as defined).
HSBC Bank plc have covenanted that, if prevented under certain circumstances from paying distributions on the preferred securities in full, they will not pay dividends or other distributions in respect of their ordinary shares, or repurchase or redeem their ordinary shares, until the distribution on the preferred securities has been paid in full.
If the preferred securities are outstanding in November 2048, or if the total capital ratio of HSBC Bank plc (on a solo or consolidated basis) falls below the regulatory minimum required, or if the Directors expect it to do so in the near term, provided that proceedings have not been commenced for the liquidation, dissolution or winding up of HSBC Bank plc, the holders’ interests in the preferred security will be exchanged for interests in preference shares issued by HSBC Bank plc that have economic terms which are in all material respects equivalent to the preferred security and its guarantee.
Tier 2 securities
Tier 2 capital securities are dated subordinated securities on which there is an obligation to pay coupons. These capital securities are included within HSBC’s regulatory capital base as tier 2 capital under CRR II. CRR II grandfathering provisions expired on 26 June 2025 and previously grandfathered securities are now ineligible as regulatory capital for HSBC. In accordance with CRR II, the capital contribution of all tier 2 securities is amortised for regulatory purposes in their final five years before maturity.